Interest and Finance Costs, detail (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Interest and Finance Costs [Abstract]
Interest expense	$ 27,963	$ 28,299	$ 24,978
Amortization of financing costs	1,126	1,939	1,455
Loan expenses	343	268	195
Interest and finance costs	$ 29,432	$ 30,506	$ 26,628